COMMITMENTS AND CONTINGENCIES (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Assets:
Current portion of operating lease ROU assets - included in other current assets	$ 190,268	$ 254,919
Operating lease ROU assets - included in Other Assets	89,210	171,141
Total operating lease assets	279,478	426,060
Liabilities:
Current portion of ROU liabilities - included in Accounts payable and accrued expenses	145,259	242,650
Long-term portion of ROU liabilities - included in Other liabilities	92,503	131,568
Total operating lease liabilities	$ 237,762	$ 374,218